Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

January 31, 2021 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 98.6%

Health Care - 96.9%
89bio, Inc.*	11,351	$230,425
Adaptimmune Therapeutics PLC*(1)	73,237	399,874
ADC Therapeutics SA (Switzerland)*	8,776	250,730
Adverum Biotechnologies, Inc.*	21,443	264,392
Affimed NV (Germany)*	42,714	244,751
Agenus, Inc.*(2)	81,822	301,105
Akebia Therapeutics, Inc.*(2)	94,432	305,960
Akero Therapeutics, Inc.*	10,454	307,557
Albireo Pharma, Inc.*	7,326	268,644
Alector, Inc.*	19,917	335,402
Allakos, Inc.*	2,480	330,658
Allogene Therapeutics, Inc.*(2)	10,721	372,019
Allovir, Inc.*(2)	7,478	273,470
ALX Oncology Holdings, Inc.*(2)	3,758	297,821
AnaptysBio, Inc.*	12,476	323,378
Annexon, Inc.*	12,171	267,762
Apellis Pharmaceuticals, Inc.*(2)	5,761	255,039
Applied Molecular Transport, Inc.*(2)	9,424	330,311
Applied Therapeutics, Inc.*(2)	12,438	260,452
Aprea Therapeutics, Inc. (Sweden)*(2)	10,454	57,706
Arcturus Therapeutics Holdings, Inc.*	2,785	201,801
Arcus Biosciences, Inc.*(2)	9,348	324,656
Arcutis Biotherapeutics, Inc.*(2)	10,302	281,142
Ardelyx, Inc.*	43,649	296,377
Arena Pharmaceuticals, Inc.*	4,273	317,228
Arrowhead Pharmaceuticals, Inc.*(2)	4,006	309,143
Arvinas, Inc.*	5,151	388,591
Ascendis Pharma A/S (Denmark)*(1)	1,641	246,396
Atara Biotherapeutics, Inc.*	12,782	235,956
Athenex, Inc.*	24,438	319,405
Atreca, Inc. Class A*	17,856	232,128
Avidity Biosciences, Inc.*(2)	9,138	209,077
Avrobio, Inc.*	22,244	318,312
Axsome Therapeutics, Inc.*(2)	3,758	255,882
BioCryst Pharmaceuticals, Inc.*(2)	35,331	301,020
Bioxcel Therapeutics, Inc.*(2)	6,486	300,432
Black Diamond Therapeutics, Inc.*(2)	8,756	216,886
Bluebird Bio, Inc.*(2)	6,734	300,000
Bridgebio Pharma, Inc.*(2)	4,903	278,294
Calithera Biosciences, Inc.*	61,161	175,532
Cara Therapeutics, Inc.*	20,145	376,711
Cardiff Oncology, Inc.*(2)	14,785	174,463
Celldex Therapeutics, Inc.*(2)	16,464	355,952
CEL-SCI Corp.*(2)	21,214	529,289
ChemoCentryx, Inc.*	4,769	271,881
Codexis, Inc.*	15,949	371,452
Cogent Biosciences, Inc.*	28,101	246,446
Compugen Ltd. (Israel)*	23,236	282,550
Constellation Pharmaceuticals, Inc.*	9,500	313,215
Cortexyme, Inc.*(2)	9,977	391,298
Crinetics Pharmaceuticals, Inc.*	21,882	314,007
CRISPR Therapeutics AG (Switzerland)*	2,003	331,897
Cue Biopharma, Inc.*	22,053	298,598
CureVac NV (Germany)*	2,480	221,439
Cytokinetics, Inc.*	14,136	278,055
CytomX Therapeutics, Inc.*	38,021	262,725
Denali Therapeutics, Inc.*(2)	3,644	249,614
Dicerna Pharmaceuticals, Inc.*	12,152	273,055
Dynavax Technologies Corp.*(2)	58,090	366,548
Editas Medicine, Inc.*(2)	4,884	299,633
Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Fate Therapeutics, Inc.*	3,110	$281,859
FibroGen, Inc.*(2)	6,830	329,069
Five Prime Therapeutics, Inc.*	17,112	286,113
Forma Therapeutics Holdings, Inc.*	6,276	242,442
Frequency Therapeutics, Inc.*(2)	8,184	319,094
G1 Therapeutics, Inc.*(2)	15,319	369,647
Gamida Cell Ltd. (Israel)*	33,042	266,649
Geron Corp.*	172,591	307,212
Gossamer Bio, Inc.*(2)	28,463	287,476
Harpoon Therapeutics, Inc.*	21,252	409,739
Homology Medicines, Inc.*(2)	25,086	304,795
Humanigen, Inc.*	25,106	450,904
IGM Biosciences, Inc.*(2)	3,434	327,398
I-Mab (China)*(1)(2)	7,860	427,505
Immatics NV (Germany)*	31,058	330,147
ImmunoGen, Inc.*	41,359	294,890
Immunovant, Inc.*	6,143	239,761
Inhibrx, Inc.*(2)	7,268	230,396
Inovio Pharmaceuticals, Inc.*(2)	28,845	367,774
Intellia Therapeutics, Inc.*	5,761	360,754
Iovance Biotherapeutics, Inc.*(2)	5,971	261,769
iTeos Therapeutics, Inc.*	10,092	322,944
IVERIC bio, Inc.*	43,267	227,584
Kadmon Holdings, Inc.*	67,781	325,349
Karuna Therapeutics, Inc.*(2)	3,186	316,147
Keros Therapeutics, Inc.*	3,835	218,787
Kezar Life Sciences, Inc.*	54,313	288,402
Kiniksa Pharmaceuticals Ltd. Class A*	15,414	303,502
Kodiak Sciences, Inc.*(2)	2,308	291,523
Krystal Biotech, Inc.*(2)	5,151	359,025
Kura Oncology, Inc.*	7,268	217,677
Legend Biotech Corp.*(1)(2)	10,016	253,104
MacroGenics, Inc.*	12,648	258,525
Madrigal Pharmaceuticals, Inc.*(2)	2,480	294,525
Marinus Pharmaceuticals, Inc.*(2)	22,912	284,796
MEI Pharma, Inc.*	103,723	335,025
MeiraGTx Holdings PLC*	23,179	332,155
Mersana Therapeutics, Inc.*	11,771	224,355
Mirati Therapeutics, Inc.*	1,278	262,412
Mirum Pharmaceuticals, Inc.*	12,515	226,772
Molecular Templates, Inc.*	29,245	334,855
Morphic Holding, Inc.*	8,928	300,516
Myovant Sciences Ltd.*(2)	12,457	290,124
NantKwest, Inc.*(2)	25,850	487,919
NextCure, Inc.*(2)	24,419	283,016
NGM Biopharmaceuticals, Inc.*	10,874	279,027
Nkarta, Inc.*(2)	4,311	170,974
Novavax, Inc.*(2)	2,308	509,930
Odonate Therapeutics, Inc.*	19,421	448,819
Orchard Therapeutics PLC (United Kingdom)*(1)	66,007	379,540
ORIC Pharmaceuticals, Inc.*	8,394	246,112
Oyster Point Pharma, Inc.*(2)	14,995	281,456
Phathom Pharmaceuticals, Inc.*	6,753	259,990
Pliant Therapeutics, Inc.*	10,950	269,479
Precigen, Inc.*(2)	32,527	276,479
Precision BioSciences, Inc.*	37,391	453,179
Protagonist Therapeutics, Inc.*	14,346	297,106
Prothena Corp. PLC (Ireland)*	23,598	264,534
Provention Bio, Inc.*	16,158	222,496

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2021 (unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
RAPT Therapeutics, Inc.*	12,381	$246,630
Reata Pharmaceuticals, Inc. Class A*(2)	2,537	262,808
REGENXBIO, Inc.*	7,478	309,066
Relay Therapeutics, Inc.*(2)	6,849	339,573
Relmada Therapeutics, Inc.*(2)	8,947	292,388
Repare Therapeutics, Inc. (Canada)*(2)	7,612	282,481
Replimune Group, Inc.*	6,887	267,216
REVOLUTION Medicines, Inc.*	6,925	291,819
Rhythm Pharmaceuticals, Inc.*	9,939	305,028
Rigel Pharmaceuticals, Inc.*	91,971	334,774
Rocket Pharmaceuticals, Inc.*(2)	5,361	295,284
Rubius Therapeutics, Inc.*(2)	34,396	411,720
Sangamo Therapeutics, Inc.*(2)	22,950	313,497
Scholar Rock Holding Corp.*	6,257	373,293
Selecta Biosciences, Inc.*(2)	95,329	381,316
Seres Therapeutics, Inc.*	12,095	287,256
Sorrento Therapeutics, Inc.*(2)	40,100	507,666
SpringWorks Therapeutics, Inc.*	4,006	333,740
Stoke Therapeutics, Inc.*(2)	5,361	327,450
Sutro Biopharma, Inc.*	13,812	305,936
Syndax Pharmaceuticals, Inc.*	11,828	237,033
Syros Pharmaceuticals, Inc.*	25,773	282,085
TCR2 Therapeutics, Inc.*	10,683	274,874
TG Therapeutics, Inc.*(2)	6,868	331,518
Translate Bio, Inc.*(2)	11,160	266,501
Tricida, Inc.*	38,593	253,942
Turning Point Therapeutics, Inc.*	2,366	296,909
uniQure NV (Netherlands)*	6,467	228,996
Urovant Sciences Ltd. (United Kingdom)*	18,657	302,430
Vaxart, Inc.*(2)	38,917	466,226
Verastem, Inc.*	132,300	257,985
Viking Therapeutics, Inc.*(2)	44,755	327,159
Vir Biotechnology, Inc.*(2)	9,214	594,672
Voyager Therapeutics, Inc.*	35,712	269,626
WaVe Life Sciences Ltd.*	32,603	331,573
XBiotech, Inc.*	15,872	297,283
Xencor, Inc.*(2)	6,543	299,342
Xenon Pharmaceuticals, Inc. (Canada)*	24,819	356,153
Zentalis Pharmaceuticals, Inc.*(2)	5,819	223,275
ZIOPHARM Oncology, Inc.*(2)	97,179	360,534
Zymeworks, Inc. (Canada)*	5,838	197,441
Total Health Care		48,412,593
Materials - 1.7%
Amyris, Inc.*(2)	92,257	867,216
Total Common Stocks
(Cost $47,650,160)		49,279,809
SECURITIES LENDING COLLATERAL - 9.0%
Money Market Fund - 9.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(3)(4)
(Cost $4,471,778)	4,471,778	4,471,778
TOTAL INVESTMENTS - 107.6%
(Cost $52,121,938)		53,751,587
Liabilities in Excess of Other Assets - (7.6)%		(3,778,043)
Net Assets - 100.0%		$49,973,544
*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $13,730,831; total market value of collateral held by the Fund was $13,759,770. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $9,287,992.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2021.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2021 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$49,279,809	$—	$—	$49,279,809
Money Market Fund	4,471,778	—	—	4,471,778
Total	$53,751,587	$—	$—	$53,751,587